Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of real estate
Real estate in judgment subject to redemption	$ 1,556	$ 4,276
Real estate acquired through foreclosure	7,961	13,165
Real estate acquired through deed in lieu of foreclosure	5,156	5,543
Real estate acquired in satisfaction of debt	79	106
Real estate, gross	14,752	23,090
Allowance for losses	(4,157)	(6,474)
Real estate, net	10,595	16,616
Residential [Member]
Summary of real estate
Real estate in judgment subject to redemption	501	49
Real estate acquired through foreclosure	1,421	2,411
Real estate acquired through deed in lieu of foreclosure	47	45
Real estate acquired in satisfaction of debt	0	0
Real estate, gross	1,969	2,505
Allowance for losses	(374)	(556)
Real estate, net	1,595	1,949
Commercial & Other [Member]
Summary of real estate
Real estate in judgment subject to redemption	1,055	4,227
Real estate acquired through foreclosure	6,540	10,754
Real estate acquired through deed in lieu of foreclosure	5,109	5,498
Real estate acquired in satisfaction of debt	79	106
Real estate, gross	12,783	20,585
Allowance for losses	(3,783)	(5,918)
Real estate, net	$ 9,000	$ 14,667